8. RECEIVABLES FROM CUSTOMERS, TRADERS AND POWER TRANSPORT CONCESSION HOLDERS (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	R$ 712	R$ 810
Residential [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	110	131
Industrial [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	188	197
Commercial, services and others [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	190	161
Rural [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	30	32
Public authorities [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	83	201
Public lighting [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	2	2
Public services [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	35	31
Charges for use of the network (TUSD) [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	R$ 74	R$ 55